INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Current income tax provision (benefit), federal			$ 5,000		$ 24,354	$ 26,250
Current income tax provision (benefit), state			24,758		147,000	64,250
Total current income tax provision			29,758		171,354	90,500
Deferred income tax provision (benefit), federal			$ 89,760		$ 626,280	455,000
Deferred income tax provision (benefit), state						38,000
Total deferred income tax provision			$ 89,760		$ 626,280	493,000
Change in valuation allowance			(89,760)		(626,280)	(493,000)
Provision (benefit) for income taxes, net	$ 23,758	$ 67,000	$ 29,758	$ 162,771	$ 171,354	$ 90,500